Pay vs Performance Disclosure - USD ($)		12 Months Ended
		May 31, 2026		May 31, 2025		May 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table presents information regarding our executive compensation pay relative to corporate performance of our principal executive officers (“PEOs”), and non-PEO named executive officers (“non-PEO NEOs”) for fiscal years 2026, 2025, and 2024.

Year	Summary Compensation Table Total For Jacob Lalezari ($)	Compensation Actually Paid To Jacob Lalezari(4) ($)	Summary Compensation Table Total For Antonio Migliarese ($)	Compensation Actually Paid To Antonio Migliarese(4) ($)	Summary Compensation Table Total For Cyrus Arman ($)	Compensation Actually Paid To Cyrus Arman(4) ($)	Average Summary Compensation Table Total For Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income (Loss) (In Thousands) ($)
2026(1)	1,833,398	1,537,230	—	—	—	—	1,645,454	1,514,525	88.08	(42,699)
2025 (2)	783,850	1,314,782	—	—	—	—	499,007	529,543	209.94	3,745
2024(3)	685,366	636,594	483,241	(9,545)	387,587	185,833	397,114	376,750	61.53	(49,841)

(1)
Dr. Lalezari served as the Company's PEO for the 2026 fiscal year, and Mr. Blok and Mr. Hoffman were the Company's non-PEO NEOs.

(2)
Dr. Lalezari served as the Company’s PEO for the 2025 fiscal year, and Mr. Blok, Mr. Cohen, and Mr. Hoffman were the Company’s non-PEO NEOs.
(3)
Dr. Lalezari, Mr. Migliarese, and Dr. Arman each served as the Company’s PEO for a portion of the 2024 fiscal year, and Mr. Blok and Mr. Cohen were the Company’s non-PEO NEOs.
(4)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.

Compensation Actually Paid reflects adjustments to the values of awards of stock options shown in the Summary Compensation Table for the 2026 fiscal year as set forth in the tables below.

PEO Year	Summary Compensation Table Total ($)	Change in Fair Value of Equity Awards Granted during Year that Remained Unvested at Year-end ($)	Change in Fair Value of Unvested Equity Awards From Prior Year-End to Current Year-end ($)	Change in Fair Value of Unvested Equity Awards that Vested During Year from Prior Year-end to Vesting Date ($)	Dividends Paid on Awards During Year Prior to Vesting Date ($)	Deduction for Fair Value of Awards Granted in Prior Years that Were Forfeited During Year ($)	Compensation Actually Paid ($)
2026 – Jacob Lalezari	1,833,398	(77,837)	(129,317)	(89,014)	—	—	1,537,230
2025 – Jacob Lalezari	783,850	344,504	189,754	(3,326)	—	—	1,314,782
2024 – Jacob Lalezari	685,366	(48,772)	—	—	—	—	636,594
2024 – Antonio Migliarese	483,241	—	—	(27,661)	—	(465,125)	(9,545)
2024 – Cyrus Arman	387,587	(13,349)	—	(20,301)	—	(168,104)	185,833

NON-PEO NEOS YEAR	Average Summary Compensation Table Total ($)	Average Change for Year-end Fair Value of Equity Awards Granted during Year that Remained Unvested at Year-end ($)	Average Change in Fair Value of Unvested Equity Awards From Prior Year-End to Current Year-end ($)	Average Change in Fair Value of Unvested Equity Awards that Vested During Year from Prior Year-end to Vesting Date ($)	Average Dividends Paid on Awards During Year Prior to Vesting Date ($)	Average Deduction for Fair Value of Awards Granted in Prior Years that Were Forfeited During Year ($)	Average Compensation Actually Paid ($)
2026	1,645,454	(64,864)	(41,349)	(24,716)	—	—	1,514,525
2025	499,007	12,999	17,230	307	—	—	529,543
2024	397,114	(14,832)	(4,662)	(870)	—	—	376,750

Named Executive Officers, Footnote		(1) Dr. Lalezari served as the Company's PEO for the 2026 fiscal year, and Mr. Blok and Mr. Hoffman were the Company's non-PEO NEOs.		(2) Dr. Lalezari served as the Company’s PEO for the 2025 fiscal year, and Mr. Blok, Mr. Cohen, and Mr. Hoffman were the Company’s non-PEO NEOs.		(3) Dr. Lalezari, Mr. Migliarese, and Dr. Arman each served as the Company’s PEO for a portion of the 2024 fiscal year, and Mr. Blok and Mr. Cohen were the Company’s non-PEO NEOs.
Adjustment To PEO Compensation, Footnote
(4)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.

Compensation Actually Paid reflects adjustments to the values of awards of stock options shown in the Summary Compensation Table for the 2026 fiscal year as set forth in the tables below.

PEO Year	Summary Compensation Table Total ($)	Change in Fair Value of Equity Awards Granted during Year that Remained Unvested at Year-end ($)	Change in Fair Value of Unvested Equity Awards From Prior Year-End to Current Year-end ($)	Change in Fair Value of Unvested Equity Awards that Vested During Year from Prior Year-end to Vesting Date ($)	Dividends Paid on Awards During Year Prior to Vesting Date ($)	Deduction for Fair Value of Awards Granted in Prior Years that Were Forfeited During Year ($)	Compensation Actually Paid ($)
2026 – Jacob Lalezari	1,833,398	(77,837)	(129,317)	(89,014)	—	—	1,537,230
2025 – Jacob Lalezari	783,850	344,504	189,754	(3,326)	—	—	1,314,782
2024 – Jacob Lalezari	685,366	(48,772)	—	—	—	—	636,594
2024 – Antonio Migliarese	483,241	—	—	(27,661)	—	(465,125)	(9,545)
2024 – Cyrus Arman	387,587	(13,349)	—	(20,301)	—	(168,104)	185,833

Non-PEO NEO Average Total Compensation Amount		$ 1,645,454	[1]	$ 499,007	[2]	$ 397,114	[3]
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,514,525	[1]	529,543	[2]	376,750	[3]
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.

Compensation Actually Paid reflects adjustments to the values of awards of stock options shown in the Summary Compensation Table for the 2026 fiscal year as set forth in the tables below.

NON-PEO NEOS YEAR	Average Summary Compensation Table Total ($)	Average Change for Year-end Fair Value of Equity Awards Granted during Year that Remained Unvested at Year-end ($)	Average Change in Fair Value of Unvested Equity Awards From Prior Year-End to Current Year-end ($)	Average Change in Fair Value of Unvested Equity Awards that Vested During Year from Prior Year-end to Vesting Date ($)	Average Dividends Paid on Awards During Year Prior to Vesting Date ($)	Average Deduction for Fair Value of Awards Granted in Prior Years that Were Forfeited During Year ($)	Average Compensation Actually Paid ($)
2026	1,645,454	(64,864)	(41,349)	(24,716)	—	—	1,514,525
2025	499,007	12,999	17,230	307	—	—	529,543
2024	397,114	(14,832)	(4,662)	(870)	—	—	376,750

Total Shareholder Return Amount		$ 88.08	[1]	209.94	[2]	61.53	[3]
Net Income (Loss)		$ (42,699,000)	[1]	3,745,000	[2]	(49,841,000)	[3]
PEO Name		Dr. Lalezari
Jacob Lalezari
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,833,398	[1]	783,850	[2]	685,366	[3]
PEO Actually Paid Compensation Amount	[4]	1,537,230	[1]	1,314,782	[2]	636,594	[3]
Antonio Migliarese
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	[1]	0	[2]	483,241	[3]
PEO Actually Paid Compensation Amount	[4]	0	[1]	0	[2]	(9,545)	[3]
Cyrus Arman
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	[1]	0	[2]	387,587	[3]
PEO Actually Paid Compensation Amount	[4]	0	[1]	0	[2]	185,833	[3]
PEO | Jacob Lalezari | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(77,837)		344,504		(48,772)
PEO | Jacob Lalezari | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(129,317)		189,754		0
PEO | Jacob Lalezari | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(89,014)		(3,326)		0
PEO | Jacob Lalezari | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0		0
PEO | Jacob Lalezari | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0		0
PEO | Antonio Migliarese | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Antonio Migliarese | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Antonio Migliarese | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(27,661)
PEO | Antonio Migliarese | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(465,125)
PEO | Antonio Migliarese | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Cyrus Arman | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(13,349)
PEO | Cyrus Arman | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Cyrus Arman | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(20,301)
PEO | Cyrus Arman | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(168,104)
PEO | Cyrus Arman | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(64,864)		12,999		(14,832)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(41,349)		17,230		(4,662)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(24,716)		307		(870)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0		$ 0		$ 0

[1]	Dr. Lalezari served as the Company's PEO for the 2026 fiscal year, and Mr. Blok and Mr. Hoffman were the Company's non-PEO NEOs.
[2]	Dr. Lalezari served as the Company’s PEO for the 2025 fiscal year, and Mr. Blok, Mr. Cohen, and Mr. Hoffman were the Company’s non-PEO NEOs.
[3]	Dr. Lalezari, Mr. Migliarese, and Dr. Arman each served as the Company’s PEO for a portion of the 2024 fiscal year, and Mr. Blok and Mr. Cohen were the Company’s non-PEO NEOs.
[4]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.